ACCOUNTS PAYABLE ACCRUED LIABILITIES AND OTHER PAYABLES (Tables)	12 Months Ended
Sep. 30, 2019
ACCOUNTS PAYABLE ACCRUED LIABILITIES AND OTHER PAYABLES
Schedule of accounts payable, accrued liabilities and other payables
	September 30, 2019	September 30, 2018
Accounts Payable	$24,725	$22,100
Accrued Liabilities and Other Payables	218,380	187,920
TOTAL	$243,105	$210,020